Debt - Schedule of Aggregate Annual Maturities of Long-Term Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2020	$ 5,034	$ 7,143
2021	6,839	143,300
2022	8,006	1,551
2023	7,198	968
2024	153,719	279
Total	$ 180,796	$ 153,241